Summary of significant accounting policies (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 31, 2020	Dec. 31, 2017	Sep. 30, 2017
Disclosure summary of significant accounting policies [Line Items]
Notional amount				$ 350,000,000		$ 425,000,000
Cash and cash equivalents	$ 201,907,000	$ 111,180,000	$ 127,727,000		$ 134,755,000
Percentage of debt maturing in more than five years	97.00%
Capitalisation rate of borrowing costs eligible for capitalisation		6.90%	6.90%
Borrowing costs capitalised	$ 0	$ 367,000	$ 258,000
Write-off of Unsuccessful Exploration Efforts	52,652,000	18,290,000	26,389,000
Impairment loss	$ 133,864,000	$ 7,559,000
Net Reversal Of Impairment Loss			$ 4,982,000
Maximum
Disclosure summary of significant accounting policies [Line Items]
Useful life measured as period of time, property, plant and equipment	10 years
Period of lease term	7 years
Minimum
Disclosure summary of significant accounting policies [Line Items]
Useful life measured as period of time, property, plant and equipment	3 years
Period of lease term	1 year